Leases-Lessor (Future Minimum Lease Income Under Noncancelable Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases-Lessor [Abstract]
2015	¥ 664
2016	154
2017
2018
2019
Thereafter
Total minimum lease income	¥ 818